Total Equity - Distribution Policy (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution Policy
Minimum targeted distribution of net profit to shareholders	40.00%
Dividends distributed	€ 1,671	€ 1,499	€ 1,378
Dividends paid per share	€ 1.40	€ 1.25	€ 1.15
Amount returned to shareholders b repurchasing of treasury shares		€ 500
Proposed dividend per share	€ 1.50
Total proposed dividend	€ 1,790